Statements of Operations	12 Months Ended
	Apr. 30, 2025 JPY (¥) ¥ / shares shares	Apr. 30, 2025 USD ($) $ / shares shares	Apr. 30, 2024 JPY (¥) ¥ / shares shares	Apr. 30, 2024 USD ($) shares	Apr. 30, 2023 JPY (¥) ¥ / shares shares	Apr. 30, 2023 USD ($) shares
OPERATING REVENUES
TOTAL OPERATING REVENUES	¥ 440,361,163	$ 3,087,437	¥ 179,355,651		¥ 46,568,529
COST OF REVENUES	(213,258,663)	(1,495,188)	(37,582,914)		(30,502,236)
GROSS PROFIT	227,102,500	1,592,249	141,772,737		16,066,293
OPERATING EXPENSES:
Selling and marketing expenses	(74,465,551)	(522,089)	(55,259,489)		(55,667,926)
General and administrative expenses	(355,237,986)	(2,490,626)	(390,301,519)		(240,003,326)
Share-based compensation expenses			(1,616,463)
Research and development expenses	(43,252,205)	(303,248)	(76,081,726)		(108,823,664)
TOTAL OPERATING EXPENSES	(472,955,742)	(3,315,963)	(523,259,197)		(404,494,916)
LOSS FROM OPERATIONS	(245,853,242)	(1,723,714)	(381,486,460)		(388,428,623)
Loss on digital assets	(156,213)	(1,095)	(61,860)		(629,195)
Interest expenses, net	(1,716,856)	(12,037)	(1,589,399)		(2,699,144)
Foreign exchange gain (loss), net	(10,226,794)	(71,702)	46,666,234		222,079
Government grants	1,255,000	8,799
Other income, net	1,159	9	132,317		6,864
LOSS BEFORE INCOME TAXES	(256,696,946)	(1,799,740)	(336,339,168)		(391,528,019)
Provision for income taxes
Current					9,345,241
Deferred			188,496		(122,261)
Total provision for income taxes			188,496		9,222,980
NET LOSS	¥ (256,696,946)	$ (1,799,740)	¥ (336,150,672)	$ (2,356,802)	¥ (382,305,039)	$ (2,680,397)
LOSS PER SHARE
Basic (in Yen per share and Dollars per share) | (per share)	¥ (17.03)	$ (0.12)	¥ (22.77)		¥ (27.62)
Diluted (in Yen per share and Dollars per share) | (per share)	¥ (17.03)	$ (0.12)	¥ (22.77)		¥ (27.62)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic (in Shares)	15,076,900	15,076,900	14,764,646	14,764,646	13,839,400	13,839,400
Diluted (in Shares)	15,076,900	15,076,900	14,764,646	14,764,646	13,839,400	13,839,400
Software and system development services
OPERATING REVENUES
TOTAL OPERATING REVENUES	¥ 375,349,324	$ 2,631,630	¥ 125,618,177		¥ 21,874,517
Consulting and solution services
OPERATING REVENUES
TOTAL OPERATING REVENUES	65,011,839	455,807	2,800,620		22,435,120
Sale of NFTs
OPERATING REVENUES
TOTAL OPERATING REVENUES			¥ 50,936,854		¥ 2,258,892